Cost and Fair Value of Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
At start of year	$ 85,990	[1]	$ 97,100
Purchases	22,030		14,194
Sales and maturities	(40,858)		(25,708)
Interest on short term investments	823		571		$ 910
Realized gain/(loss) on sale of short term investments	50		(113)
Unrealized capital gain/(loss) - investments	11		(54)
At end of year	$ 68,046		$ 85,990	[1]	$ 97,100

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).